Related party transactions (Details) - Schedule of major transactions with related parties - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Advances from related parties
Advances from related parties	¥ 63,664	¥ 31,084	¥ 37,138
Advances to related parties	10,219	45,033	49,023
Repayment of advances to related parties
Repayment of advances to related parties	11,947	64,077	97,680
Repayment of advances from related parties
Repayment of advances from related parties	14,323	50,306	26,337
Meifu English [Member]
Advances from related parties
Advances from related parties	4,000	912	7,354
Advances to related parties	2,681	9,989	43,705
Repayment of advances to related parties
Repayment of advances to related parties	4,549	19,887	87,462
Repayment of advances from related parties
Repayment of advances from related parties		6,503	2,161
Chengdu School [Member]
Advances from related parties
Advances from related parties	23,300	195	20,155
Advances to related parties	17	146	142
Repayment of advances to related parties
Repayment of advances to related parties	49	151	88
Repayment of advances from related parties
Repayment of advances from related parties	14,000	12,476	16,173
Shenzhen Meten Oversea [Member]
Advances from related parties
Advances from related parties		17,113
Advances to related parties	4,253	24,309
Repayment of advances to related parties
Repayment of advances to related parties	1,045	24,253
Repayment of advances from related parties
Repayment of advances from related parties		17,113
Liketou (HK) Co., Ltd [Member]
Advances from related parties
Advances from related parties		201	9,629
Repayment of advances from related parties
Repayment of advances from related parties		2,336	7,494
Xiamen Siming Meten School [Member]
Advances from related parties
Advances from related parties		19
Advances to related parties		156	32
Repayment of advances to related parties
Repayment of advances to related parties			3,563
Repayment of advances from related parties
Repayment of advances from related parties			509
Shenzhen Shuangge [Member]
Advances from related parties
Advances from related parties	480	11,958
Advances to related parties	261	5,307
Repayment of advances to related parties
Repayment of advances to related parties		5,278
Repayment of advances from related parties
Repayment of advances from related parties	176	11,192
Zhongshi Culture [Member]
Advances from related parties
Advances from related parties		318
Advances to related parties	104	640	1,693
Repayment of advances to related parties
Repayment of advances to related parties	126	989	1,050
Repayment of advances from related parties
Repayment of advances from related parties		318
Meten Talent Service [Member]
Advances from related parties
Advances to related parties	4,991	118	451
Repayment of advances to related parties
Repayment of advances to related parties	6,022	509	439
Repayment of advances from related parties
Repayment of advances from related parties	128	118
Xiamen Hanen [Member]
Advances from related parties
Advances from related parties		250
Repayment of advances from related parties
Repayment of advances from related parties		250
Mr. Zhao Jishuang [Member]
Advances from related parties
Advances from related parties	30,893
Xiamen Siming Meten School [Member]
Repayment of advances to related parties
Repayment of advances to related parties	156
Repayment of advances from related parties
Repayment of advances from related parties	19
Mr. Zhao Jishuang, Mr. Peng Siguang and Mr. Guo Yupeng [Member]
Advances from related parties
Advances to related parties			3,000
Repayment of advances to related parties
Repayment of advances to related parties		13,000
Shenzhen Yilian Education [Member]
Advances from related parties
Advances to related parties	401	10
Repayment of advances to related parties
Repayment of advances to related parties		10
Meten USA [Member]
Repayment of advances to related parties
Repayment of advances to related parties			4,869
Boston Global [Member]
Repayment of advances to related parties
Repayment of advances to related parties			22
Shenzhen Sikete [Member]
Repayment of advances to related parties
Repayment of advances to related parties			¥ 187